Leases and commitments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Optional extension or renewal term (up to)	5 years
Optional termination period	1 year
Standby letters of credit and surety bonds outstanding	$ 194
Deposits and collateralized assets	$ 5
Minimum
Lessee, Lease, Description [Line Items]
Initial lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial lease terms	8 years